Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Schedule of Components of Accrued Liabilities and Other Payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2024	2023
Salary payable	$1,642,436	$2,239,227
Payable to consultants	333,510	82,265
Refundable deposit to customers	252,472	53,162
Payable to property, plant and equipment suppliers	3,845,399	4,110,691
Customer custodial cash liabilities	2,267,903	1,612,075
Other accrued liabilities	2,025,490	1,707,428
Total accrued liabilities and other payables	$10,367,210	$9,804,848